Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Limited Term Municipal Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Rochester® Limited Term Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2003	8.05%
Annual Return 2004	7.30%
Annual Return 2005	6.95%
Annual Return 2006	5.46%
Annual Return 2007	0.34%
Annual Return 2008	(14.43%)
Annual Return 2009	21.42%
Annual Return 2010	3.70%
Annual Return 2011	8.52%
Annual Return 2012	7.47%